Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000132088 | KT Corp.8265759
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132088 | Anglo American Platinum, Ltd.8265584
Holdings [Line Items]
Percent of Total Investments	3.40%
C000132088 | Impala Platinum Holdings, Ltd.8265587
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132088 | Golden Agri-Resources, Ltd.8265552
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132088 | LG Uplus Corp.8265765
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132088 | K+S AG8265641
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132088 | Expand Energy Corp.8265464
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132088 | CK Hutchison Holdings, Ltd.8265685
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132088 | NAC Kazatomprom JSC8265657
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132088 | Newmont Corp. CDI8265590
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132088 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000132088 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132088 | Russia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132088 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132088 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132088 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000132088 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000132088 | China
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132088 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000132088 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000132088 | Canada
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000132088 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000132089 | KT Corp.8265759
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132089 | Anglo American Platinum, Ltd.8265584
Holdings [Line Items]
Percent of Total Investments	3.40%
C000132089 | Impala Platinum Holdings, Ltd.8265587
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132089 | Golden Agri-Resources, Ltd.8265552
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132089 | LG Uplus Corp.8265765
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132089 | K+S AG8265641
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132089 | Expand Energy Corp.8265464
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132089 | CK Hutchison Holdings, Ltd.8265685
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132089 | NAC Kazatomprom JSC8265657
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132089 | Newmont Corp. CDI8265590
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132089 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000132089 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132089 | Russia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132089 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132089 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132089 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000132089 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000132089 | China
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132089 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000132089 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000132089 | Canada
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000132089 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000157593 | Impala Platinum Holdings, Ltd.8265664
Holdings [Line Items]
Percent of Total Investments	5.50%
C000157593 | KT Corp.8265605
Holdings [Line Items]
Percent of Total Investments	3.90%
C000157593 | Anglo American Platinum, Ltd.8265663
Holdings [Line Items]
Percent of Total Investments	3.40%
C000157593 | K+S AG8265508
Holdings [Line Items]
Percent of Total Investments	3.10%
C000157593 | Golden Agri-Resources, Ltd.8265640
Holdings [Line Items]
Percent of Total Investments	2.90%
C000157593 | Barrick Gold Corp.8265684
Holdings [Line Items]
Percent of Total Investments	2.80%
C000157593 | Newmont Corp. CDI8265490
Holdings [Line Items]
Percent of Total Investments	2.60%
C000157593 | LG Uplus Corp.8265614
Holdings [Line Items]
Percent of Total Investments	2.50%
C000157593 | Wheaton Precious Metals Corp.8265696
Holdings [Line Items]
Percent of Total Investments	2.40%
C000157593 | CK Hutchison Holdings, Ltd.8265557
Holdings [Line Items]
Percent of Total Investments	2.30%
C000157593 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157593 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157593 | Russia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157593 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157593 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157593 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157593 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157593 | China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157593 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000157593 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000157593 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000157593 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000157592 | Impala Platinum Holdings, Ltd.8265664
Holdings [Line Items]
Percent of Total Investments	5.50%
C000157592 | KT Corp.8265605
Holdings [Line Items]
Percent of Total Investments	3.90%
C000157592 | Anglo American Platinum, Ltd.8265663
Holdings [Line Items]
Percent of Total Investments	3.40%
C000157592 | K+S AG8265508
Holdings [Line Items]
Percent of Total Investments	3.10%
C000157592 | Golden Agri-Resources, Ltd.8265640
Holdings [Line Items]
Percent of Total Investments	2.90%
C000157592 | Barrick Gold Corp.8265684
Holdings [Line Items]
Percent of Total Investments	2.80%
C000157592 | Newmont Corp. CDI8265490
Holdings [Line Items]
Percent of Total Investments	2.60%
C000157592 | LG Uplus Corp.8265614
Holdings [Line Items]
Percent of Total Investments	2.50%
C000157592 | Wheaton Precious Metals Corp.8265696
Holdings [Line Items]
Percent of Total Investments	2.40%
C000157592 | CK Hutchison Holdings, Ltd.8265557
Holdings [Line Items]
Percent of Total Investments	2.30%
C000157592 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157592 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157592 | Russia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157592 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157592 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157592 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157592 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157592 | China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157592 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000157592 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000157592 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000157592 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.60%